B8 Trade payables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
B8 Trade payables

Trade payables

Trade payables
	2022	2021
Trade payables to associated companies and joint ventures	179	115
Trade payables, excluding associated companies and joint ventures 1)	38,258	35,569
Total	38,437	35,684

1)	Of the trade payable amount SEK 9.7 (8.3) billion relates to supplier invoices under Ericsson’s supplier payments program.